Share-based compensation - Phantom shares (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Provisions for phantom shares	€ 1,000	€ 1,421,000
Phantom shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares) | shares	0	0
Provisions for phantom shares	€ 1,400	€ 1,400,000